Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts payable and accrued liabilities	$ 89,772	$ 141,388
Trade payables
Accounts payable and accrued liabilities	60,407	129,032
GST payable
Accounts payable and accrued liabilities	7,690	$ 12,356
Payable for oil and gas property
Accounts payable and accrued liabilities	14,450
Accrued liabilities-
Accounts payable and accrued liabilities	$ 7,225